Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Registration Statement	false
Document Shell Company Report	false
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39305
Entity Registrant Name	Dada Nexus Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22/F, Oriental Fisherman’s Wharf
Entity Address, Address Line Two	No. 1088 Yangshupu Road
Entity Address, Address Line Three	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200082
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	927,776,552
Entity Central Index Key	0001793862
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, the People's Republic of China
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par valueUS$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each ADS represents four of our ordinary shares, par value US$0.0001 per share)
Trading Symbol	DADA
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	22/F, Oriental Fisherman’s Wharf
Entity Address, Address Line Two	No. 1088 Yangshupu Road
Entity Address, Address Line Three	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200082
Contact Personnel Name	Beck Zhaoming Chen
Contact Personnel Email Address	ir@imdada.cn